BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Note 25: -	Balances and Transactions with Related Parties

a.	Balances with related parties

	December 31,	December 31,
	2018	2017
	U.S. Dollars in thousands
Other accounts payables	$336	$292
Employee benefit liabilities, net	$80	$92
Trade receivable	$1,135	$2,382

b.	Transactions with employed/directors that accounts as related parties

	Year Ended December 31,
	2018	2017	2016
	U.S. Dollars in thousands

Salary and related expenses to those employed by the Company or on its behalf	$352	$460	$473

Remuneration of directors not employed by the Company or on its behalf	$366	$107	$122

Number of People to whom the Salary and remuneration Refer:

Related and related parties employed by the Company or on its behalf	2	2	2
Directors not employed by the Company	8	2	3

	10	4	5

c.	Transactions with key executive personnel (including non-related parties)

	Year Ended December 31,
	2018	2017	2016
	U.S. Dollars in thousands

Short-term benefits	$2,766	$2,959	$2,654
Share-based payment	285	310	460
Other long-term benefits	-	6	28

	$3,051	$3,275	$3,142

d.	Transactions with related parties

	Year Ended December 31,
	2018	2017	2016
	U.S. Dollars in thousands
Sales	$3,529	$3,455	$2,230
Selling and marketing expenses	$313	$121	$101
General and administrative expenses	$408	$446	$503

e.	Revenues and Expenses from Related and Interested Parties

Terms of Transactions with Related Parties

1.
Sales to related parties are conducted at market prices. Open account that have yet to be repaid by the end of the year by a related party bear no interest and their settlement will be in cash and certain balances are guaranteed by letter of credit. For the years ended December 31, 2018, 2017 and 2016, the Company recorded no allowance for doubtful accounts for trade receivable from related parties.

On May 26, 2011, the Company announced its engagement in an amended agreement regarding the distribution of GLASSIA, that revises and replaces the distribution agreement signed in 2001 between the Company and Tuteur SACIFIA ("Tuteur"), a company registered in Argentina, currently under the control of the Hahn family. The amendment to the agreement was made as an arm’s length transaction. On August 19, 2014 the Company amended the agreement in order to add KamRho(D) as an additional product to be distributed by Tuteur and expanded the territory to include Bolivia.

Pursuant to the distribution agreement, Tuteur serves as the exclusive distributor of GLASSIA and KamRho(D), in Argentina, Paraguay and Bolivia. In 2016 the Board of Directors approved a marketing contribution funding to Tuteur for reimbursement of costs associated with marketing activities aimed to locating new AATD patients and increasing the overall number of AATD patients treated with GLASSIA in Argentina. Such funding was paid by the Company in each of 2016 and 2017.  In addition, in 2016 and in 2017 the Board of Directors approved extending a price discount to Tuteur for KamRho(D).

During 2019, a third amendment to the agreement was executed, which was effective as of July 1, 2018, pursuant to which the Company extended a per vial discount on the price of GLASSIA in exchange for obtaining a bank guarantee from Tuteur to cover any future supply of products to Tuteur.

2.
On July 29, 2015 the Company’s Board of Directors approved the entering into a distribution agreement with Khairi S.A. (“Khairi”), a company held, inter alia, by Mr. Leon Recanati, the Chairman of the Company's Board of Directors, and Mr. Jonathan Hahn, a director of the Company and his siblings, for the distribution of GLASSIA and KamRho(D) in Uruguay. This distribution agreement with Khairi is an arm’s length transaction.

f.	Chief executive officer employment terms

On June 30, 2015 the Company’s shareholders approved the employment terms of Mr. Amir London in his position as the Company’s Chief Executive Officer (“CEO”), effective as of July 1, 2015. Under the employment agreement, Mr. Amir London is entitled to a monthly gross salary of NIS 65,000 (or $16,658). On August 30, 2016 the general meeting of the shareholders approved the update of Mr. London’s monthly gross salary to NIS 71,500 (or $18,430), effective as of July, 1 2016. On December 20, 2018 the general meeting of the shareholders approved the update of Mr. London’s monthly gross salary to NIS 82,500 (or $22,627), effective as of July, 1 2018.

During 2018 the Company recorded approximately $139 thousands, as a bonus to Mr. London. As for the grant of options and restricted shares to Mr. London, refer to Note 20b.